Intangible assets - Summary of intangible assets including goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 9,659	$ 9,902	$ 9,902
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	9,659	9,902
Additions to intangible assets	22	12
Disposals, intangible assets and goodwill	(6)	(5)
Amortization for the year	(233)	(255)	(262)
Impairment losses	(206)	(5)
Transfers to assets held for sale		(25)
Other transfers		(1)
Effect of movements in exchange rates	(14)	36
Intangible assets and goodwill, ending balance	9,222	9,659	9,902
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	5,465	5,431	5,431
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	5,465	5,431
Additions to goodwill	0	0
Disposals, intangible assets and goodwill	(3)	(1)
Impairment losses	(206)	0
Transfers to assets held for sale		(19)
Other transfers		0
Effect of movements in exchange rates	(6)	16
Intangible assets and goodwill, ending balance	5,250	5,465	5,431
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,680	1,684	1,684
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,680	1,684
Additions to intangible assets	0	0
Disposals, intangible assets and goodwill	0	0
Amortization for the year	(3)	(4)
Impairment losses	0	0
Transfers to assets held for sale		0
Other transfers		0
Effect of movements in exchange rates	0	0
Intangible assets and goodwill, ending balance	1,677	1,680	1,684
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	2,132	2,322	2,322
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	2,132	2,322
Additions to intangible assets	0	0
Disposals, intangible assets and goodwill	(3)	0
Amortization for the year	(166)	(168)
Impairment losses	0	0
Transfers to assets held for sale		(42)
Other transfers		0
Effect of movements in exchange rates	(8)	20
Intangible assets and goodwill, ending balance	1,955	2,132	2,322
Technology & software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	310	385	385
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	310	385
Additions to intangible assets	20	10
Disposals, intangible assets and goodwill	0	(4)
Amortization for the year	(61)	(80)
Impairment losses	0	0
Transfers to assets held for sale		0
Other transfers		(1)
Effect of movements in exchange rates	0	0
Intangible assets and goodwill, ending balance	269	310	385
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	72	80	80
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	72	80
Additions to intangible assets	2	2
Disposals, intangible assets and goodwill	0	0
Amortization for the year	(3)	(3)
Impairment losses	0	(5)
Transfers to assets held for sale		(2)
Other transfers		0
Effect of movements in exchange rates	0	0
Intangible assets and goodwill, ending balance	71	72	$ 80
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	11,534	11,534
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	11,534
Intangible assets and goodwill, ending balance	11,513	11,534
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	5,465	5,465
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	5,465
Intangible assets and goodwill, ending balance	5,456	5,465
Cost | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,763	1,763
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,763
Intangible assets and goodwill, ending balance	1,764	1,763
Cost | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,321	3,321
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	3,321
Intangible assets and goodwill, ending balance	3,299	3,321
Cost | Technology & software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	883	883
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	883
Intangible assets and goodwill, ending balance	891	883
Cost | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	102	102
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	102
Intangible assets and goodwill, ending balance	103	102
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,869)	(1,869)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(1,869)
Intangible assets and goodwill, ending balance	(2,080)	(1,869)
Accumulated amortization | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	0	0
Accumulated amortization | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(83)	(83)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(83)
Intangible assets and goodwill, ending balance	(87)	(83)
Accumulated amortization | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,189)	(1,189)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(1,189)
Intangible assets and goodwill, ending balance	(1,344)	(1,189)
Accumulated amortization | Technology & software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(573)	(573)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(573)
Intangible assets and goodwill, ending balance	(622)	(573)
Accumulated amortization | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(24)	(24)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(24)
Intangible assets and goodwill, ending balance	(27)	(24)
Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(6)	(6)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(6)
Intangible assets and goodwill, ending balance	(211)	(6)
Accumulated impairment losses | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	(206)	0
Accumulated impairment losses | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	0	0
Accumulated impairment losses | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	0	0
Accumulated impairment losses | Technology & software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	0	0
Accumulated impairment losses | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(6)	(6)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(6)
Intangible assets and goodwill, ending balance	$ (5)	$ (6)